Property of Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 53,557,065	$ 53,774,641
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	122,218,774	117,890,380	$ 98,047,941
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(68,661,709)	(64,115,739)	(60,646,161)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	679,274	679,480
Lands [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	679,274	679,480	653,798
Plant and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	9,684,368	10,470,949
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	12,662,024	13,245,669
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	39,507,392	38,974,993	37,967,461
Machinery, equipment and spare parts [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(26,845,368)	(25,729,324)	(25,008,607)
Transportation and load vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,266,586	2,259,053
Transportation and load vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	8,234,676	8,134,641	7,890,511
Transportation and load vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(6,968,090)	(5,875,588)	(5,348,290)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	51,669	62,418
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	2,301,271	2,273,468	2,264,064
Furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(2,249,602)	(2,211,050)	(2,187,157)
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	4,042,336	4,021,560
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	53,879	55,489
Tools [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	420,526	399,801	380,056
Tools [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(366,647)	(344,312)	(323,362)
Construction in process [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	25,116,929	22,980,023
Construction in process [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 25,116,929	$ 22,980,023	$ 6,981,868